JLS	Nuveen Mortgage and Income Fund Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 138.3% (100% of Total Investments)

	MORTGAGE-BACKED SECURITIES – 97.1% (70.2% of Total Investments)

$1,500	ACRE Commercial Mortgage 2021-FL4 Ltd, 144A, (1-Month LIBOR reference rate + 2.600% spread), (3), (4)	3.068%	12/18/37	N/R	$1,471,216
500	Alen 2021-ACEN Mortgage Trust, 144A, (1-Month LIBOR reference rate + 4.000% spread), (4)	4.397%	4/15/34	BB–	488,973
1,000	Angel Oak Mortgage Trust 2019-5, 144A	3.957%	10/25/49	BB	992,277
1,000	BANK 2017-BNK6, (3)	3.851%	7/15/60	A	969,010
1,000	BANK 2019-BNK21, 144A	2.500%	10/17/52	BBB	797,834
1,000	BBCMS Mortgage Trust 2020-C6, 144A	3.688%	2/15/53	N/R	952,377
1,500	Benchmark 2020-B18 Mortgage Trust, 144A, (3)	4.139%	7/15/53	B–	1,339,632
845	CD 2016-CD1 Mortgage Trust, (3)	3.631%	8/10/49	A–	792,864
1,500	CD 2016-CD2 Mortgage Trust	3.983%	11/10/49	A–	1,381,464
1,028	CD 2017-CD3 Mortgage Trust, (3)	4.555%	2/10/50	A–	972,833
25	CF 2020-P1 Mortgage Trust, 144A	2.840%	4/15/25	N/R	24,371
750	CF 2020-P1 Mortgage Trust, 144A	10.010%	4/15/52	N/R	761,101
672	CFK Trust 2019-FAX, 144A	4.637%	1/15/39	N/R	653,714
533	CHL Mortgage Pass-Through Trust 2006-HYB1	2.668%	3/20/36	Caa3	529,082
500	Citigroup Commercial Mortgage Trust 2021-PRM2, 144A, (1-Month LIBOR reference rate + 2.400% spread), (4)	2.797%	10/15/36	N/R	489,791
1,500	COMM 2013-LC13 Mortgage Trust, 144A, (3)	5.262%	8/10/46	BB–	1,407,543
700	COMM 2014-CCRE15 Mortgage Trust, 144A	4.690%	2/10/47	Baa2	693,477
1,469	COMM 2014-CCRE19 Mortgage Trust, 144A, (3)	4.705%	8/10/47	BBB–	1,380,015
1,500	COMM 2014-UBS3 Mortgage Trust, 144A, (3)	4.768%	6/10/47	N/R	1,391,469
1,000	COMM 2015-CCRE22 Mortgage Trust, 144A	3.000%	3/10/48	BB–	846,887
2,000	COMM 2015-CCRE23 Mortgage Trust, (3)	4.288%	5/10/48	N/R	1,861,223
800	COMM 2015-CCRE25 Mortgage Trust, (3)	4.530%	8/10/48	A–	782,900
1,245	COMM 2015-CCRE25 Mortgage Trust	3.780%	8/10/48	BB	1,092,567
3,030	Connecticut Avenue Securities Trust 2021-R01, 144A, (SOFR30A reference rate + 3.100% spread), (4)	3.199%	10/25/41	B+	2,788,011
3,000	Connecticut Avenue Securities Trust 2021-R01, 144A, (SOFR30A reference rate + 6.000% spread), (4)	6.099%	10/25/41	N/R	2,700,223
625	Connecticut Avenue Securities Trust 2021-R03, 144A, (SOFR30A reference rate + 5.500% spread), (4)	5.599%	12/25/41	N/R	554,783
2,300	Connecticut Avenue Securities Trust 2022-R01, 144A, (SOFR30A reference rate + 3.150% spread), (3), (4)	3.249%	12/25/41	BB	2,133,840
2,100	Connecticut Avenue Securities Trust 2022-R01, 144A, (SOFR30A reference rate + 6.000% spread), (4)	6.099%	12/25/41	N/R	1,863,672
3,000	Connecticut Avenue Securities Trust 2022-R02, 144A, (SOFR30A reference rate + 4.500% spread), (3), (4)	4.599%	1/25/42	B+	2,830,882
1,000	Connecticut Avenue Securities Trust 2022-R03, 144A, (SOFR30A reference rate + 3.500% spread), (4)	3.599%	3/25/42	BBB–	1,010,666
450	Connecticut Avenue Securities Trust 2022-R03, 144A, (SOFR30A reference rate + 6.250% spread), (4)	6.349%	3/25/42	BB–	460,731
33,000	DOLP Trust 2021-NYC, (I/O), 144A	0.665%	5/10/41	A–	1,510,169
1,212	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.000% spread), (4), (5)	3.457%	7/25/24	Aaa	1,217,839
4,900	Fannie Mae Connecticut Avenue Securities, 144A, (SOFR30A reference rate + 3.300% spread), (4)	3.399%	11/25/41	B+	4,544,486
703	Farmer Mac Agricultural Real Estate Trust 1992-A, 144A	3.247%	7/25/51	N/R	618,603
628	First Horizon Alternative Mortgage Securities Trust 2005-AA7	2.443%	9/25/35	N/R	604,028
90	Flagstar Mortgage Trust 2017-2, 144A	4.048%	10/25/47	Aa3	90,098
7,777	Freddie Mac Multifamily ML Certificates, (I/O)	1.220%	7/25/41	N/R	935,974
2,970	Freddie Mac Stacr Remic Trust 2020-DNA1, 144A, (1-Month LIBOR reference rate + 2.300% spread), (4)	2.757%	12/25/49	B	2,837,297
4,900	Freddie Mac STACR Remic Trust 2020-DNA2, 144A, (1-Month LIBOR reference rate + 2.500% spread), (3), (4)	2.957%	2/25/50	B	4,616,206
1,650	Freddie Mac STACR REMIC Trust 2020-DNA6, 144A, (SOFR30A reference rate + 3.000% spread), (4)	3.099%	12/25/50	B+	1,542,673
3,000	Freddie Mac STACR REMIC Trust 2021-DNA5, 144A, (SOFR30A reference rate + 3.050% spread), (3), (4)	3.149%	1/25/34	BB–	2,796,900

JLS	Nuveen Mortgage and Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$2,000	Freddie Mac STACR REMIC Trust 2021-DNA6, 144A, (SOFR30A reference rate + 7.500% spread), (4)	7.599%	10/25/41	N/R	$1,889,923
1,000	Freddie Mac STACR REMIC Trust 2021-DNA6, 144A, (SOFR30A reference rate + 3.400% spread), (4)	3.499%	10/25/41	BB–	922,564
3,300	Freddie Mac STACR REMIC Trust 2021-HQA4, 144A, (SOFR30A reference rate + 3.750% spread), (3), (4)	3.849%	12/25/41	N/R	2,966,024
3,000	Freddie Mac STACR REMIC Trust 2022-DNA1, 144A, (SOFR30A reference rate + 3.400% spread), (4)	3.499%	1/25/42	B+	2,722,342
1,000	Freddie Mac STACR REMIC Trust 2022-DNA1, 144A, (SOFR30A reference rate + 7.100% spread), (4)	7.199%	1/25/42	N/R	882,550
1,000	Freddie Mac STACR REMIC Trust 2022-HQA1, 144A, (SOFR30A reference rate + 5.250% spread), (3), (4)	5.300%	3/25/42	B+	1,018,799
3,000	Freddie Mac STACR Trust 2019-DNA4, 144A, (1-Month LIBOR reference rate + 2.700% spread), (4)	3.157%	10/25/49	BB–	2,902,604
150	Freddie Mac Strips, (I/O), (1-Month LIBOR reference rate + 5.920% spread), (4)	5.523%	3/15/44	N/R	20,768
1,270	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A, (SOFR30A reference rate + 3.750% spread), (3), (4)	3.849%	2/25/42	BB	1,241,838
1,500	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A, (SOFR30A reference rate + 4.750% spread), (4)	4.849%	2/25/42	B+	1,404,307
1,020	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A, (SOFR30A reference rate + 4.000% spread), (4)	4.099%	11/25/50	Ba3	994,482
1,400	GS Mortgage Securities Corp II, 144A, (1-Month LIBOR reference rate + 3.350% spread), (4)	3.747%	11/15/36	N/R	1,371,562
1,500	GS Mortgage Securities Corp Trust 2017-SLP, 144A	4.591%	10/10/32	B	1,470,441
1,000	GS Mortgage Securities Corp Trust 2018-TWR, 144A, (1-Month LIBOR reference rate + 1.450% spread), (3), (4)	1.847%	7/15/31	A–	959,545
1,100	GS Mortgage Securities Corp Trust 2018-TWR, 144A, (1-Month LIBOR reference rate + 1.600% spread), (4)	1.997%	7/15/31	BBB–	1,044,385
700	GS Mortgage Securities Corp Trust 2018-TWR, 144A, (1-Month LIBOR reference rate + 2.100% spread), (4)	2.497%	7/15/31	BB–	664,837
700	GS Mortgage Securities Corp Trust 2018-TWR, 144A, (1-Month LIBOR reference rate + 2.800% spread), (4)	3.197%	7/15/31	B–	663,995
700	GS Mortgage Securities Corp Trust 2018-TWR, 144A, (1-Month LIBOR reference rate + 3.925% spread), (4)	4.322%	7/15/31	N/R	615,769
2,000	GS Mortgage Securities Trust 2016-GS4, (3)	3.958%	11/10/49	A–	1,852,513
1,000	Hudson Yards, 144A	2.943%	12/10/41	N/R	836,581
287	JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON UES, 144A	4.452%	5/05/32	BBB–	279,653
441	JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON UES, 144A	4.452%	5/05/32	BB–	421,191
366	JP Morgan Chase Commercial Mortgage Securities Trust 2020-NNN, 144A	3.972%	1/16/37	N/R	345,541
905	JP Morgan Mortgage Trust 2018-6, 144A	3.910%	12/25/48	Baa3	880,881
1,600	JPMBB Commercial Mortgage Securities Trust 2014-C22, (3)	4.554%	9/15/47	BBB	1,490,314
1,000	JPMBB Commercial Mortgage Securities Trust 2015-C27, (3)	3.898%	2/15/48	N/R	977,138
760	JPMBB Commercial Mortgage Securities Trust 2015-C29, (3)	4.118%	5/15/48	AA–	734,883
400	JPMBB Commercial Mortgage Securities Trust 2015-C29	4.200%	5/15/48	A–	368,672
1,189	JPMBB Commercial Mortgage Securities Trust 2016-C1, (3)	4.733%	3/17/49	A–	1,181,331
1,849	JPMCC Commercial Mortgage Securities Trust 2017-JP7, 144A, (3)	4.390%	9/15/50	BBB	1,674,305
600	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19, (3)	4.000%	12/15/47	N/R	586,464
226	Morgan Stanley Capital I Trust 2015-MS1	4.040%	5/15/48	N/R	224,623
209	Morgan Stanley Mortgage Loan Trust 2007-15AR	2.773%	11/25/37	CCC	172,154
1,000	MRCD 2019-MARK Mortgage Trust, 144A	2.718%	12/15/36	N/R	917,986
500	MRCD 2019-MARK Mortgage Trust, 144A	2.718%	12/15/36	BBB–	462,383
1,000	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 2.750% spread), (3), (4)	3.147%	7/15/36	N/R	991,028
1,050	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 4.250% spread), (4)	4.647%	7/15/36	N/R	1,013,373
2,000	OPG Trust 2021-PORT, 144A, (1-Month LIBOR reference rate + 1.529% spread), (4)	1.926%	10/15/36	N/R	1,894,538
1,000	PKHL Commercial Mortgage Trust 2021-MF, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3), (4)	2.397%	7/15/38	BBB	966,967
21	RALI Series 2007-QS2 Trust	6.250%	1/25/37	Caa3	19,588
40,180	SLG Office Trust 2021-OVA, (I/O), 144A	0.258%	7/15/41	AA–	761,994

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$1,688	SMR 2022-IND Mortgage Trust, 144A, (CME Term SOFR 1-Month reference rate + 3.950% spread), (3), (4)	4.251%	2/15/39	Baa3	$1,665,605
1,500	Spruce Hill Mortgage Loan Trust 2020-SH1, 144A	3.827%	1/28/50	BBB	1,459,123
127,100	SUMIT 2022-BVUE Mortgage Trust, (I/O), 144A	0.082%	2/12/41	A1	907,113
1,000	UBS-Barclays Commercial Mortgage Trust 2013-C5, 144A, (3)	3.649%	3/10/46	Aa3	986,694
200	Verus Securitization Trust 2019-3, 144A	4.043%	7/25/59	BB	200,286
1,500	VNDO Trust 2016-350P, 144A	3.903%	1/10/35	BB–	1,337,471
1,190	Wells Fargo Commercial Mortgage Trust 2012-LC5, 144A, (3)	4.747%	10/15/45	Baa3	1,189,357
1,300	Wells Fargo Commercial Mortgage Trust 2015-NXS1, (3)	4.152%	5/15/48	BBB–	1,234,988
$320,303	Total Mortgage-Backed Securities (cost $116,220,309)				109,521,174

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings	Value

	ASSET-BACKED SECURITIES – 41.2% ( 29.8% of Total Investments)

$1,046	AASET 2020-1 Trust, 144A	6.413%	1/16/40	B	$210,256
906	Adams Outdoor Advertising LP, 144A	4.810%	11/15/48	A	917,632
1,500	Adams Outdoor Advertising LP, 144A	7.356%	11/15/48	BB	1,489,873
750	Affirm Asset Securitization Trust 2021-B, 144A	2.540%	8/17/26	N/R	694,029
1,093	Air Canada 2020-2 Class A Pass Through Trust, 144A, (3)	5.250%	4/01/29	A	1,127,881
1,028	Air Canada 2020-2 Class B Pass Through Trust, 144A, (3)	9.000%	10/01/25	BBB–	1,096,278
1,300	Avis Budget Rental Car Funding AESOP LLC, 144A	4.080%	2/20/28	Ba2	1,206,319
300	Bojangles Issuer LLC, 144A	3.832%	10/20/50	N/R	293,320
500	Bonanza RE Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 4.750% spread), (4)	5.258%	12/23/24	N/R	499,700
250	Bonanza RE Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.750% spread), (4)	5.750%	3/16/25	N/R	249,875
565	British Airways 2020-1 Class A Pass Through Trust, 144A, (3)	4.250%	11/15/32	A+	564,368
522	British Airways 2020-1 Class B Pass Through Trust, 144A, (3)	8.375%	11/15/28	BBB	576,261
550	Caelus Re VI Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.380% spread), (4)	5.888%	6/07/23	N/R	558,085
2,000	Cars Net Lease Mortgage Notes Series 2020-1, 144A	4.690%	12/15/50	BBB	1,984,623
775	CARS-DB4 LP, 144A	4.520%	2/15/50	BBB	758,736
3	Carvana Auto Receivables Trust, 144A	0.000%	5/10/28	N/R	1,200,000
250	Cayuga Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 6.000% spread), (4)	6.122%	7/17/34	BB–	237,916
385	CIFC Funding 2020-II Ltd, 144A, (3-Month LIBOR reference rate + 6.500% spread), (4)	6.754%	10/20/34	BB–	375,375
375	CIFC Funding 2022-II Ltd, 144A, (CME Term SOFR 3 Month reference rate + 7.000% spread), (4)	7.737%	4/19/35	N/R	372,417
410	DB Master Finance LLC, 144A	4.021%	5/20/49	BBB	410,292
750	EWC Master Issuer LLC, 144A (WI/DD)	5.500%	3/15/52	N/R	720,614
500	Goldentree Loan Opportunities IX Ltd, 144A, (3-Month LIBOR reference rate + 5.660% spread), (4)	5.959%	10/29/29	BB–	476,247
500	GoldentTree Loan Management US CLO 1 Ltd, 144A, (3-Month LIBOR reference rate + 7.500% spread), (4)	7.617%	10/20/34	B–	464,765
375	Gracie Point International Funding 2021-1, 144A, (1-Month LIBOR reference rate + 2.400% spread), (4)	2.631%	11/01/23	N/R	370,510
1,975	Hardee’s Funding LLC, 144A	3.981%	12/20/50	BBB	1,909,957
601	Hilton Grand Vacations Trust 2020-A, 144A	6.420%	2/25/39	BBB	624,586
431	HIN Timeshare Trust 2020-A, 144A	5.500%	10/09/39	BB	423,904
308	HIN Timeshare Trust 2020-A, 144A	6.500%	10/09/39	B	300,455
750	Hotwire Funding LLC, 144A	4.459%	11/20/51	BB	694,996
649	Jack in the Box Funding LLC, 144A	4.476%	8/25/49	BBB	640,511
293	LUNAR AIRCRAFT 2020-1 LTD, 144A	4.335%	2/15/45	BB	246,599
500	Madison Park Funding XXXVI Ltd, 144A, (CME Term SOFR 3 Month reference rate + 5.460% spread), (4)	5.764%	4/15/35	BBB–	491,705
1,125	Magnetite XXIII Ltd, 144A, (3-Month LIBOR reference rate + 6.300% spread), (4)	6.421%	1/25/35	BB–	1,090,848
250	Matterhorn Re Ltd, 144A, (SOFR reference rate + 5.250% spread), (4)	5.875%	3/24/25	N/R	249,875
1,630	Mexico Remittances Funding Fiduciary Estate Management Sarl, 144A	4.875%	1/15/28	BB+	1,272,215
1,385	Mosaic Solar Loan Trust 2019-2, 144A	0.000%	9/20/40	N/R	899,944
229	Mosaic Solar Loan Trust 2020-1, 144A	4.470%	4/20/46	N/R	229,822

JLS	Nuveen Mortgage and Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings	Value

	ASSET-BACKED SECURITIES (continued)

$310	Mosaic Solar Loan Trust 2020-1, 144A	6.910%	4/20/46	N/R	$312,075
960	Mosaic Solar Loan Trust 2020-1, 144A	0.000%	4/20/46	N/R	835,185
1,170	Mosaic Solar Loan Trust 2020-2, 144A	5.420%	8/20/46	N/R	1,163,965
612	MVW 2020-1 LLC, 144A	4.210%	10/20/37	BBB	601,324
391	MVW 2020-1 LLC, 144A	7.140%	10/20/37	BB	394,549
300	NBC Funding LLC, 144A	4.970%	7/30/51	N/R	278,716
500	Oportun Funding 2022-1 LLC, 144A	6.000%	6/15/29	N/R	498,337
500	Oportun Funding XIV LLC, 144A	5.400%	3/08/28	N/R	484,394
1,000	Oportun Issuance Trust 2021-B, 144A	5.410%	5/08/31	N/R	963,299
350	Oportun Issuance Trust 2021-C, 144A	5.570%	10/08/31	N/R	334,403
625	Palmer Square CLO Ltd, 144A, (CME Term SOFR 3 Month reference rate + 6.350% spread), (4)	6.816%	4/20/35	Ba3	616,476
250	Purchasing Power Funding 2021-A LLC, 144A	4.370%	10/15/25	N/R	244,645
1,506	Purewest Funding LLC, 144A	4.091%	12/22/36	BBB+	1,457,794
250	Putnam RE PTE Ltd, 144A, (1-Month U.S. Treasury Bill reference rate + 5.500% spread), (4)	6.018%	6/07/24	N/R	251,400
400	Residential Reinsurance 2020 Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.510% spread), (4)	6.510%	12/06/24	N/R	405,000
250	Sanders Re Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.500% spread), (4)	6.005%	4/07/22	N/R	230,000
500	SD Re Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 9.250% spread), (4)	9.758%	11/19/24	N/R	499,700
1,295	SERVPRO Master Issuer LLC, 144A	3.882%	10/25/49	BBB–	1,297,516
580	Sesac Finance LLC, 144A	5.216%	7/25/49	N/R	572,901
94	Sierra Timeshare 2019-3 Receivables Funding LLC, 144A	4.180%	8/20/36	BB	91,657
561	Sierra Timeshare 2020-2 Receivables Funding LLC, 144A	6.590%	7/20/37	BB	562,955
1,000	Sixth Street CLO XIX Ltd, 144A, (3-Month LIBOR reference rate + 5.900% spread), (4)	6.035%	7/20/34	BB–	962,571
758	Sonic Capital LLC, 144A	3.845%	1/20/50	BBB	738,501
647	START Ireland, 144A	5.095%	3/15/44	BB	532,781
500	Taco Bell Funding LLC, 144A	4.970%	5/25/46	BBB	508,478
1,000	TCW CLO 2021-2 Ltd, 144A, (3-Month LIBOR reference rate + 6.860% spread), (4)	6.985%	7/25/34	BB–	962,713
1,000	TES 2017-1 LLC, 144A	7.740%	10/20/47	N/R	991,409
1,400	United Airlines 2020-1 Class A Pass Through Trust, (3)	5.875%	10/15/27	A	1,449,238
250	Ursa Re II Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.250% spread), (4)	6.768%	12/07/23	N/R	249,125
1,467	Vivint Solar Financing V LLC, 144A	7.370%	4/30/48	N/R	1,471,830
634	VR Funding LLC, 144A	6.420%	11/15/50	N/R	611,283
$47,819	Asset-Backed Securities (cost $48,296,020)				46,505,009
	Total Long-Term Investments (cost $164,516,329)				156,026,183
	Borrowings – (7.3)% (6), (7)				(8,245,000)
	Reverse Repurchase Agreements, including accrued interest – (29.5)% (8)				(33,319,045)
	Other Assets Less Liabilities – (1.5)%				(1,645,549)
	Net Assets – 100%				$112,816,589

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Mortgage-Backed Securities	$—	$109,521,174	$—	$109,521,174
Asset-Backed Securities	—	46,505,009	—	46,505,009
Total	$—	$156,026,183	$—	$156,026,183

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)

Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $46,833,823 have been pledged as collateral for reverse repurchase agreements.

(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(5)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $1,217,839.

(6)	Borrowings as a percentage of Total Investments is 5.3%.

(7)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $26,297,838 have been pledged as collateral for borrowings.

(8)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total Investments is 21.4%.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

I/O	Interest only security

LIBOR	London Inter-Bank Offered Rate

SOFR	Secured Overnight Financing Rate

SOFR30A	30 Day Average Secured Overnight Financing Rate

WI/DD	Purchased on a when-issued or delayed delivery basis.